Investments in Companies Accounted for at Equity - Schedule of Operating Results of TSG (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TSG [Member]
Schedule of Operating Results of TSG [Line Items]
Revenues		$ 125,851	$ 87,102	$ 79,449
Net income		5,632	3,028	2,587
Other comprehensive income		270	999	1,236
Total comprehensive income		$ 5,902	$ 4,027	$ 3,823
Company’s share		37.33%	42.71%	50.00%
Total company's share		$ 2,203	$ 1,720	$ 1,912
Amortization of excess cost of intangible assets net of tax		(545)	(523)	(608)
Company’s share of total comprehensive income		1,658	1,197	1,304
Company’s share of other comprehensive income		101	496	618
Company’s share of profit		1,557	701	686
Operating results total		1,658	$ 1,197	$ 1,304
Other Investment [Member]
Schedule of Operating Results of TSG [Line Items]
Revenues	$ 87,623	248,100
Net income	10,791	21,194
Total comprehensive income	$ 10,791	$ 21,194
Company’s share	21.45%	21.45%
Total company's share	$ 2,315	$ 4,546
Amortization of excess cost of intangible assets net of tax	(697)	(2,103)
Company’s share of profit	1,617	2,443
Company’s share of profit	1,617	2,443
Operating results total	$ 1,617	$ 2,443